Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 4,463,725	$ 3,038,044	$ 2,192,798
Payments to suppliers and employees (inclusive of GST)	(7,005,510)	(7,999,866)	(3,127,274)
R&D Tax Incentive	386,181	803,042	497,358
Financial Cost	(105,367)	(81,656)	(58,913)
Net cash used by operating activities	(2,260,971)	(4,240,436)	(496,031)
Cash flows from investing activities
Purchase of intellectual property	(1,617,446)	(1,615,192)	(433,639)
Purchase of property, plant and equipment	(2,170)	(390,339)	(8,784)
Net cash used by investing activities	(1,619,616)	(2,005,531)	(442,423)
Cash flows from financing activities
Proceeds from issue of shares	3,295,822	9,979,861	1,739,999
Payment for share issue costs	(403,373)	(639,429)	(10,150)
Repayment of borrowings	(6,500)	(97,500)	(284,070)
Leasing liabilities	(32,673)	(59,419)	(17,785)
Net cash from financing activities	2,853,276	9,183,513	1,427,994
Net (decrease) / increase in cash and cash equivalents	(1,027,311)	2,937,546	489,540
Net foreign exchange difference	118,276	495,458
Cash and cash equivalents at the beginning of the year	4,083,735	650,731	161,191
Cash and cash equivalents at the end of the year	$ 3,174,700	$ 4,083,735	$ 650,731